QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2014
QUARTERLY FINANCIAL DATA (UNAUDITED)
Quarterly financial data

	FIRST	SECOND	THIRD	FOURTH
MILLIONS, EXCEPT PER SHARE	QUARTER	QUARTER	QUARTER	QUARTER	YEAR

2014
Net sales	$3,336.6	$3,568.2	$3,694.9	$3,680.8	$14,280.5
Cost of sales (including special charges of $6.0, $1.1, $0.8 and $6.4 in Q1, Q2, Q3 and Q4, respectively)	1,819.2	1,909.4	1,970.6	1,979.9	7,679.1
Selling, general and administrative expenses	1,136.9	1,152.7	1,145.9	1,142.1	4,577.6
Special (gains) and charges	29.6	(6.1)	7.0	38.3	68.8
Operating income	350.9	512.2	571.4	520.5	1,955.0
Interest expense, net	65.1	66.2	63.3	62.0	256.6
Income before income taxes	285.8	446.0	508.1	458.5	1,698.4
Provision for income taxes	91.3	131.0	138.7	115.2	476.2
Net income including noncontrolling interest	194.5	315.0	369.4	343.3	1,222.2
Less: Net income attributable to noncontrolling interest	3.5	3.6	4.5	7.8	19.4
Net income attributable to Ecolab	$191.0	$311.4	$364.9	$335.5	$1,202.8

Earnings attributable to Ecolab per common share
Basic	$0.64	$1.04	$1.22	$1.12	$4.01
Diluted	$0.62	$1.02	$1.19	$1.10	$3.93

Weighted-average common shares outstanding
Basic	300.6	299.6	300.0	300.1	300.1
Diluted	306.5	305.2	305.7	305.6	305.9
2013
Net sales	$2,872.1	$3,337.8	$3,484.0	$3,559.5	$13,253.4

Cost of sales (including special charges of $2.0, $15.2, $6.3 and $19.7 in Q1, Q2, Q3 and Q4, respectively)	1,539.7	1,810.2	1,866.1	1,945.2	7,161.2
Selling, general and administrative expenses	1,021.0	1,101.7	1,114.1	1,123.5	4,360.3
Special (gains) and charges	49.7	73.6	27.8	20.2	171.3
Operating income	261.7	352.3	476.0	470.6	1,560.6
Interest expense, net (including special charges of $2.2 and $0.3 in Q1 and Q2, respectively)	61.5	66.2	67.0	67.6	262.3
Income before income taxes	200.2	286.1	409.0	403.0	1,298.3
Provision for income taxes	39.2	70.3	101.8	113.4	324.7
Net income including noncontrolling interest	161.0	215.8	307.2	289.6	973.6
Less: Net income attributable to noncontrolling interest (including special charges of $0.5 in Q1)	1.4	2.7	(0.8)	2.5	5.8
Net income attributable to Ecolab	$159.6	$213.1	$308.0	$287.1	$967.8
Earnings attributable to Ecolab per common share
Basic	$0.54	$0.71	$1.02	$0.95	$3.23
Diluted	$0.53	$0.69	$1.00	$0.93	$3.16
Weighted-average common shares outstanding
Basic	295.4	301.5	301.2	301.2	299.9
Diluted	300.9	307.4	307.2	307.5	305.9